Document and Entity Information	Dec. 02, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001634117
Document Type	8-K
Document Period End Date	Dec. 02, 2024
Entity Registrant Name	BARNES & NOBLE EDUCATION, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37499
Entity Tax Identification Number	46-0599018
Entity Address, Address Line One	120 Mountain View Blvd
Entity Address, City or Town	Basking Ridge
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07920
City Area Code	(908)
Local Phone Number	991-2665
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	BNED
Security Exchange Name	NYSE
Entity Emerging Growth Company	false